SIGNIFICANT ACCOUNTING AND REPORTING POLICIES - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Building and Building Improvements Year	Mar. 31, 2012 Machinery and Equipment Year
Significant Accounting Policies [Line Items]
Estimated useful lives, minimum					10	3
Estimated useful lives, maximum					60	20
Depreciation and amortization	$ 79,683	¥ 6,534,000	¥ 6,910,000	¥ 7,756,000